Debt	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Debt
Debt

	2017		2016
	Principal	Carrying	Principal	Carrying
	outstanding	amount	outstanding	amount
Short-term debt	62	62	33	33

Long-term debt
Senior secured borrowings:
Revolving credit facilities	122	122	—	—
Term loan facilities
U.S. dollar at LIBOR plus 1.50% due 2022	741	735	654	649
Euro at EURIBOR plus 1.50% due 2022[1]	324	324	61	61
Farm credit facility at LIBOR plus 2.00% due 2019	—	—	351	347
Senior notes and debentures:
€650 at 4.0% due 2022	781	774	684	676
U. S. dollar at 4.50% due 2023	1,000	992	1,000	991
€600 at 2.625% due 2024	720	713	631	623
€600 at 3.375% due 2025	720	711	631	622
U.S. dollar at 4.25% due 2026	400	393	400	393
U.S. dollar at 7.375% due 2026	350	347	350	347
U.S. dollar at 7.50% due 2096	40	40	45	45
Other indebtedness in various currencies
Fixed rate with rates in 2017 from 3.94% to 7.5% due through 2036	96	96	122	122
Variable rate with average rates in 2017 of 2.81% due through 2019	5	5	2	2
Capital lease obligations	29	29	—	—
Total long-term debt	5,328	5,281	4,931	4,878
Less: current maturities	(64)	(64)	(162)	(161)
Total long-term debt, less current maturities	$5,264	$5,217	$4,769	$4,717

(1) €270 and €58 at December 31, 2017 and 2016.
The estimated fair value of the Company’s long-term borrowings, using a market approach incorporating level 2 inputs such as quoted market prices for the same or similar issues, was $5,562 at December 31, 2017 and $5,043 at December 31, 2016.

The revolving credit facilities include provisions for letters of credit up to $210 that reduce the amount of borrowing capacity otherwise available. At December 31, 2017, the Company’s available borrowing capacity under the credit facilities was $1,236, equal to the facilities’ aggregate capacity of $1,400 less $122 of borrowings outstanding and $42 of outstanding letters of credit. The interest rate on the facilities can vary from LIBOR or EURIBOR plus a margin of 1.25% up to 1.75% based on the Company's total net leverage ratio. The revolving credit facilities and term loans contain a total net leverage ratio financial covenant.

The weighted average interest rates were as follows:

	2017	2016	2015
Short-term debt	1.4%	2.7%	3.0%
Revolving credit facilities	3.3%	3.8%	4.4%

Aggregate maturities of long-term debt including capital lease obligations and excluding unamortized discounts and debt issuance costs, for the five years subsequent to 2017 are $64, $71, $77, $63 and $1,789. Cash payments for interest during 2017, 2016 and 2015 were $225, $217 and $249.

2017 Activity

In April 2017, the Company amended its credit agreement to provide for a $1,400 revolving credit facility, a $750 Term A Facility and a €275 Term Euro Facility, which matures in 2022. In connection with the amendment, the Company recorded a loss from early extinguishment of debt of $7 for the write-off of deferred financing fees.

2016 Activity

In February 2016, the Company amended its credit agreement to provide for an additional $300 of term loan borrowings, the proceeds of which, along with borrowings under the revolving credit facilities and cash on hand were used to redeem the Company's $700 principal amount of 6.25% senior notes due 2021. In connection with the redemption, the Company recorded a loss from early extinguishment of debt of $27 for premiums paid and the write-off of deferred financing fees.

In September 2016, the Company issued €600 ($720 at December 31, 2017) principal amount of 2.625% senior unsecured notes due 2024. The notes were issued at par by Crown European Holdings S.A., a subsidiary of the Company, and are unconditionally guaranteed by the Company and certain of its subsidiaries. The Company used the proceeds to repay a portion of the Euro term loan facility. In connection with the repayment, the Company recorded a loss from early extinguishment of debt of $7 for the write-off of deferred financing fees.

In September 2016, the Company also issued $400 principal amount of 4.25% senior unsecured notes due 2026. The notes were issued at par by Crown Americas LLC, a subsidiary of the Company, and are unconditionally guaranteed by the Company and certain of its subsidiaries. The Company used the proceeds to repay a portion of the U.S dollar term loan facility. In connection with the repayment, the Company recorded a loss from early extinguishment of debt of $3 for the write-off of deferred financing fees.